Cost of Revenues	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cost of Revenues
12.	COST OF REVENUES

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Content-related costs	62,871	95,987	127,929	20,618
Depreciation and amortization	21,978	26,439	31,703	5,110
Bandwidth and internet data centre	15,045	21,047	30,713	4,950
VAT, business taxes and surcharges	78,346	108,763	191,153	30,808

	178,240	252,236	381,498	61,486